Note 18 - Segment Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

18. Segment Information

Universal Biosensors, Inc. has one reportable segment: specialist biosensors company. The biosensors segment consists of the development, manufacture and commercialization of a range of point of use devices for measuring different analytes across different industries and the provision of testing services. The Company’s chief operating decision maker (“CODM”) is the Managing Director.

The accounting policies of the biosensors segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the biosensors segment based on net loss, which is reported on the income statement as net loss. The measure of segment assets is reported on the balance sheet as total assets.

To date, the Company has not generated significant revenue. The Company expects to continue to incur significant expenses and operating losses as our products mature in their various markets.

As such, the CODM uses revenue growth and cash forecast models in deciding how to invest into the biosensors segment. Such models are reviewed to assess the entity-wide operating results and performance. Net loss is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment and in establishing management’s compensation, along with revenue growth and cash forecast models.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024, and 2023:

	Year Ended December 31,
	2024	2023
	A$	A$

Revenue from products & services	6,282,738	6,632,838
Cost of goods sold & services	2,280,505	2,347,901
Gross margin	4,002,233	4,284,937

Operating expenses & income
Accounting, tax and audit	721,343	653,677
Depreciation & amortisation	750,383	1,082,062
Distribution, sales & marketing	1,385,892	890,707
Employee compensation	11,867,094	11,357,535
HRL operating expenses	1,796,558	1,649,916
Insurance	849,495	986,709
IT costs	653,359	465,052
Legal fees & consultancy	101,839	280,436
Occupancy expenses	426,668	720,491
Office administration	728,855	676,221
Other R&D expenses	538,174	1,333,311
Product registration & compliance	419,790	352,286
Sundry costs	333,162	344,119
Travel & conferences	489,901	359,912
Interest expense	20,542	20,386
Interest income	(446,779)	(734,375)
Research and development tax incentive income	(2,204,620)	(3,495,930)
Sundry income	(189,680)	(5,916,014)
Total operating expenses & income	18,241,976	11,026,501
Consolidated net loss	(14,239,743)	(6,741,564)

	Year Ended December 31,
	2024	2023
	A$	A$
Research and development expenses
Consultancy fees	204,170	585,062
Development costs	725,401	310,013
Employee compensation	2,547,142	3,463,497
Insurance	290,509	301,380
IT costs	80,787	37,697
Office Administration	231,597	175,809
Travel and conference	13,578	50,368
Other	60,124	50,611
	4,153,308	4,974,437

	Year Ended December 31,
	2024	2023
	A$	A$
Selling, general & administrative expenses
Accounting, tax and audit	709,488	661,319
Consultancy	165,988	267,228
Cost of sales	666,486	600,488
Doubtful debts	291,393	0
Insurance	608,073	287,048
IT	596,234	359,413
Legal	165,961	122,146
Manufacturing costs	194,479	1,022,273
Occupancy	725,399	1,085,903
Regulatory	274,797	468,779
Sales & Marketing	681,173	673,093
Employee compensation	9,883,736	8,689,673
Travel	535,825	325,801
Other	515,088	471,382
	16,014,120	15,034,546

Our operations are in Australia, US, Europe and Canada.

The Company’s material long-lived assets are predominantly based in Australia.